Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

Year Ended	December 31, 2016	December 31, 2015

Current:
Federal	$-	$-
State	2,243	8,840

Total current	2,243	8,840

Deferred:
Federal	-	-
State	-	-

Total deferred	-	-

Provision for income taxes	$2,243	$8,840

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities consist of the following:

	December 31, 2016	December 31, 2015

Deferred tax assets
Net operating losses	$8,674,000	$6,507,000
Patents	79,000	175,000
Accrued expenses	48,000	60,000
R&D credits	391,000	137,000
Warrants	9,013,000	2,675,000

Total	18,205,000	9,554,000

Less: Valuation allowance	(18,205,000)	(9,554,000)

	$-	$-